Taxes (Details) - Schedule of Income (Loss) Before Tax - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	$ 783,659	$ 1,597,920
Japan [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	(709,417)	(424,749)
Hong Kong [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	1,005,767	1,968,464
PRC [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	212,802	59,938
Malaysia [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	(6,227)	(5,733)
United States [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	355,435
Canada [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	$ (74,701)